RELATED PARTY TRANSACTIONS (Details Narrative)				1 Months Ended	9 Months Ended
	Jun. 30, 2025 shares	Jun. 12, 2025 shares	Jun. 07, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 CAD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Mar. 31, 2025 CAD ($)
Related Party Transaction [Line Items]
Director fees						$ 0		$ 0
Options granted | shares					2,750,000	2,750,000
Share-based compensation expense					$ 89,277		$ 24,312
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Contract services expense					36,180		24,120
Brie [Member] | Units [Member]
Related Party Transaction [Line Items]
Stock issued new, shares | shares	1,440,000
Brie [Member] | Executive Services [Member]
Related Party Transaction [Line Items]
Contract services expense						$ 110,280
Brie [Member] | Executive Services [Member] | April May And June 2025 [Member]
Related Party Transaction [Line Items]
Contactual obligation									$ 24,000
Brie [Member] | Executive Services [Member] | July 2025 And Thereafter [Member]
Related Party Transaction [Line Items]
Contactual obligation									8,000
Nemo Resources [Member] | Management Services [Member] | Monthly Fee [Member]
Related Party Transaction [Line Items]
Contactual obligation									$ 12,000
Officers And Directors [Member]
Related Party Transaction [Line Items]
Options granted | shares		2,000,000
Share-based compensation expense					89,277
Two Independent Directors And CFO [Member]
Related Party Transaction [Line Items]
Options granted | shares			600,000
Share-based compensation expense							24,000
Power [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Contract services expense					7,500		15,000
John Gibbs [Member] | Advanced Deposit [Member]
Related Party Transaction [Line Items]
Proceeds from related party				$ 25,000
John Power [Member]
Related Party Transaction [Line Items]
Other advance					$ 2,567		$ 94,655
Long term notes and loans			$ 100,000
Debt stated interest rate			6.00%
Debt maturity date			Jan. 02, 2026
John Power [Member] | Advanced Deposit [Member]
Related Party Transaction [Line Items]
Proceeds from related party				$ 21,000